Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.2%
Advertising — 1.2%
The Trade Desk, Inc., Class A*	26,936	$1,473,938
Aerospace & Defense — 4.3%
HEICO Corp., Class A	13,157	2,775,732
Howmet Aerospace, Inc.	18,881	2,449,432
		5,225,164
Apparel — 1.5%
On Holding AG, Class A*	42,470	1,865,282
Biotechnology — 0.7%
Ionis Pharmaceuticals, Inc.*	26,493	799,294
Building Materials — 3.2%
AAON, Inc.	3,786	295,800
Martin Marietta Materials, Inc.	3,958	1,892,438
Trex Co., Inc.*	27,917	1,621,978
		3,810,216
Commercial Services — 8.1%
Booz Allen Hamilton Holding Corp.	12,289	1,285,184
Corpay, Inc.*	7,017	2,446,968
MarketAxess Holdings, Inc.	10,245	2,216,506
Paylocity Holding Corp.*	8,072	1,512,208
Rollins, Inc.	41,712	2,253,699
		9,714,565
Computers — 1.8%
ASGN, Inc.*	14,424	909,001
CyberArk Software Ltd.*	3,819	1,290,822
		2,199,823
Distribution & Wholesale — 5.9%
Copart, Inc.*	28,179	1,594,650
Fastenal Co.	39,333	3,050,274
Pool Corp.	7,706	2,453,205
		7,098,129
Diversified Financial Services — 2.6%
Blue Owl Capital, Inc.	80,162	1,606,447
LPL Financial Holdings, Inc.	4,665	1,526,108
		3,132,555
Electrical Components & Equipment — 3.1%
Generac Holdings, Inc.*	15,019	1,902,156
Novanta, Inc.*	13,971	1,786,472
		3,688,628
Electronics — 4.3%
Coherent Corp.*	29,104	1,890,014
Itron, Inc.*	8,256	864,899
Trimble, Inc.*	36,339	2,385,655
		5,140,568
Entertainment — 1.4%
Vail Resorts, Inc.	10,624	1,700,053
Hand & Machine Tools — 1.7%
Lincoln Electric Holdings, Inc.	10,501	1,986,369
	Number of Shares	Value†

Healthcare Products — 12.1%
Align Technology, Inc.*	9,310	$1,478,987
Bio-Techne Corp.	31,132	1,825,269
GE HealthCare Technologies, Inc.	25,354	2,046,321
IDEXX Laboratories, Inc.*	7,713	3,239,074
Inspire Medical Systems, Inc.*	7,710	1,228,049
Insulet Corp.*	11,509	3,022,379
Repligen Corp.*	13,201	1,679,695
		14,519,774
Home Furnishings — 1.4%
SharkNinja, Inc.*	20,363	1,698,478
Insurance — 2.9%
Brown & Brown, Inc.	11,947	1,486,207
Kinsale Capital Group, Inc.	4,093	1,992,104
		3,478,311
Internet — 3.9%
CDW Corp.	7,924	1,269,900
Expedia Group, Inc.	10,300	1,731,430
Pinterest, Inc., Class A*	52,695	1,633,545
		4,634,875
Machinery — Construction & Mining — 0.9%
BWX Technologies, Inc.	11,415	1,126,090
Media — 1.3%
FactSet Research Systems, Inc.	3,574	1,624,883
Pharmaceuticals — 2.0%
Cencora, Inc.	8,498	2,363,209
Real Estate — 4.3%
CoStar Group, Inc.*	64,770	5,131,727
Retail — 6.0%
Boot Barn Holdings, Inc.*	11,381	1,222,661
Casey's General Stores, Inc.	3,636	1,578,170
Floor & Decor Holdings, Inc., Class A*	27,156	2,185,243
Tractor Supply Co.	39,382	2,169,948
		7,156,022
Semiconductors — 6.0%
Impinj, Inc.*	7,268	659,208
Lattice Semiconductor Corp.*	24,003	1,258,957
MACOM Technology Solutions Holdings, Inc.*	8,185	821,610
Monolithic Power Systems, Inc.	3,426	1,987,011
Onto Innovation, Inc.*	8,825	1,070,826
Teradyne, Inc.	17,113	1,413,534
		7,211,146
Software — 16.0%
Appfolio, Inc., Class A*	4,800	1,055,520
AppLovin Corp., Class A*	8,918	2,363,002
Bentley Systems, Inc., Class B	15,292	601,587
Clearwater Analytics Holdings, Inc., Class A*	31,071	832,703
Cloudflare, Inc., Class A*	14,078	1,586,450

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Datadog, Inc., Class A*	22,166	$2,199,089
HubSpot, Inc.*	3,891	2,222,889
Monday.com Ltd.*	4,876	1,185,648
Snowflake, Inc., Class A*	7,278	1,063,753
Tyler Technologies, Inc.*	3,249	1,888,936
Veeva Systems, Inc., Class A*	11,247	2,605,143
Waystar Holding Corp.*	27,551	1,029,305
Workiva, Inc.*	7,872	597,564
		19,231,589
Transportation — 1.6%
Old Dominion Freight Line, Inc.	11,878	1,965,215
TOTAL COMMON STOCKS (Cost $111,584,634)		117,975,903

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $891,155)	891,155	891,155
TOTAL INVESTMENTS — 98.9% (Cost $112,475,789)		$118,867,058
Other Assets & Liabilities — 1.1%		1,281,353
TOTAL NET ASSETS — 100.0%		$120,148,411

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
2